Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Leases
Remainder of 2024	$ 3,410
2025	1,979
2026	742
2027	222
2028	74
2029 and thereafter	34
Total lease payments	6,461
Less: imputed interest	(307)
Total lease obligations	6,154
Current	3,177	$ 3,397
Long-term	$ 2,977	$ 3,923